SUPPLEMENTAL FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended				24 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	$ 343		$ 151		$ 151
Restructuring Charges	956		1,052		2,000
Restructuring Reserve, Settled with Cash	(867)		(482)
Restructuring Charges Against Disposed Assets	(109)		(378)
Restructuring Reserve Ending Balance	323		343		323
Restructuring- Asset Related Cost [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	0		0		0
Restructuring Charges	109		378		487
Restructuring Reserve, Settled with Cash	0		0
Restructuring Charges Against Disposed Assets	(109)		(378)
Restructuring Reserve Ending Balance	0		0		0
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	27		30		30
Restructuring Charges	252		179		431
Restructuring Reserve, Settled with Cash	(252)		(182)
Restructuring Charges Against Disposed Assets	0		0
Restructuring Reserve Ending Balance	27		27		27
Separation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	316		121		121
Restructuring Charges	595		495		1,100
Restructuring Reserve, Settled with Cash	(615)		(300)
Restructuring Charges Against Disposed Assets	0		0
Restructuring Reserve Ending Balance	296		316		296
Beauty Segment Member
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	132		120
Grooming Segment Member
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	50		20
Health Care Segment Member
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	19		21
Fabric Care And Home Care Segment Member
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	143		177
Baby, Feminine and Family Care Segment Member
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	132		74
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 480	[1]	$ 640	[1]

[1]	Corporate includes costs related to allocated overheads, including charges related to our MDO, Global Business Services and Corporate Functions activities.